Supplemental Cash Flow Information - Changes in non cash working capital (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Accounts receivable	$ (1,750)	$ (1,324)
Inventories	(1,128)	(551)
Accounts payable and accrued liabilities	1,512	1,588
Current portion of provisions	(286)	235
Income taxes payable (net)	(717)	1,830
Total (increase) decrease in non-cash working capital	(2,369)	1,778
Relating to :
(Increase) decrease in non-cash working capital	(2,421)	1,507
Decrease in non-cash working capital	52	271
Total (increase) decrease in non-cash working capital	$ (2,369)	$ 1,778